Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Profit (loss)	$ 90,545	$ 75,687	$ 120,815
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Currency translation adjustment net of taxes	46,958	(50,445)	(992)
Total comprehensive income	137,503	25,242	119,823
Comprehensive income attributable to [abstract]
Owners of the Company	129,552	15,669	117,867
Comprehensive income, attributable to non-controlling interests	$ 7,951	$ 9,573	$ 1,956